Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	0.82463%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,358,739.63

Principal:
Principal Collections	$22,350,840.49
Prepayments in Full	$9,732,130.62
Liquidation Proceeds	$244,086.27
Recoveries	$106,114.53
Sub Total	$32,433,171.91
Collections	$33,791,911.54

Purchase Amounts:
Purchase Amounts Related to Principal	$759,186.50
Purchase Amounts Related to Interest	$3,304.45
Sub Total	$762,490.95

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,554,402.49

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,554,402.49
Servicing Fee	$523,335.01	$523,335.01	$0.00	$0.00	$34,031,067.48
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,031,067.48
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$34,031,067.48
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$34,031,067.48
Interest - Class A-3 Notes	$465,460.72	$465,460.72	$0.00	$0.00	$33,565,606.76
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$33,246,322.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,246,322.76
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$33,137,889.84
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,137,889.84
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$33,060,994.01
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,060,994.01
Regular Principal Payment	$30,810,178.12	$30,810,178.12	$0.00	$0.00	$2,250,815.89
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,250,815.89
Residual Released to Depositor	$0.00	$2,250,815.89	$0.00	$0.00	$0.00
Total		$34,554,402.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,810,178.12
Total					$30,810,178.12
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,810,178.12	$55.28	$465,460.72	$0.84	$31,275,638.84	$56.12
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$30,810,178.12	$16.69	$970,073.47	$0.53	$31,780,251.59	$17.22

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$277,886,997.30	0.4986309	$247,076,819.18	0.4433462
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$547,546,997.30	0.2966673	$516,736,819.18	0.2799740

Pool Information
Weighted Average APR	2.746%	2.743%
Weighted Average Remaining Term	32.93	32.22
Number of Receivables Outstanding	42,166	41,137
Pool Balance	$628,002,012.48	$594,618,979.21
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$584,460,282.58	$553,650,104.46
Pool Factor	0.3144187	0.2977049

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$40,968,874.75
Targeted Overcollateralization Amount	$77,882,160.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$77,882,160.03

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$296,789.39
(Recoveries)		119	$106,114.53
Net Loss for Current Collection Period			$190,674.86
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3643%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5397%
Second Prior Collection Period			0.2832%
Prior Collection Period			0.3449%
Current Collection Period			0.3743%
Four Month Average (Current and Prior Three Collection Periods)			0.3855%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3691	$13,719,725.30
(Cumulative Recoveries)			$2,105,195.42
Cumulative Net Loss for All Collection Periods			$11,614,529.88
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5815%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,717.08
Average Net Loss for Receivables that have experienced a Realized Loss			$3,146.72

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.33%	424	$7,924,416.72
61-90 Days Delinquent	0.21%	60	$1,252,769.18
91-120 Days Delinquent	0.05%	12	$305,379.24
Over 120 Days Delinquent	0.14%	41	$852,224.13
Total Delinquent Receivables	1.74%	537	$10,334,789.27

Repossession Inventory:
Repossessed in the Current Collection Period		14	$243,988.51
Total Repossessed Inventory		32	$622,560.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2297%
Prior Collection Period			0.2016%
Current Collection Period			0.2747%
Three Month Average			0.2353%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4054%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	29

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer